Summary of common outstanding (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Common shares outstanding, shares, beginning	363,030,378	317,943,990
Common shares outstanding, amount, beginning	$ 7,320	$ 2,588
Shares issued to settle debts, shares		45,241,388
Shares issued to settle debts, shares, amount		$ 4,749
Shares repurchased, shares	(550,000)	(155,000)
Shares repurchased, amount	$ (20)	$ (17)
Shares issued in private placement, shares	104,086,063
Shares issued in private placement, amount	$ 4,270
Share issuance costs, shares
Share issuance costs, amount	$ (326)
Common shares outstanding, shares, ending	466,566,441	363,030,378
Common shares outstanding, amount, ending	$ 11,244	$ 7,320